Debt, cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Debt, cash and cash equivalents

D.17. Debt, cash and cash equivalents

Changes in financial position during the period were as follows:

(€ million)	2018	2017	2016
Long-term debt	22,007	14,326	16,815
Short-term debt and current portion of long-term debt	2,633	1,275	1,764
Interest rate and currency derivatives used to manage debt	(54)	(133)	(70)

Total debt	24,586	15,468	18,509

Cash and cash equivalents	(6,925)	(10,315)	(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	8	(2)

Net debt	17,628	5,161	8,234

“Net debt” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2018	Amortized cost	Adjustment to debt measured at fair value	December 31, 2018	December 31, 2017	December 31, 2016
Long-term debt	22,007	108	(44)	22,071	14,309	16,765
Short-term debt and current portion of long-term debt	2,633	—	(20)	2,613	1,275	1,764
Interest rate and currency derivatives used to manage debt	(54)	—	42	(12)	(83)	20

Total debt	24,586	108	(22)	24,672	15,501	18,549

Cash and cash equivalents	(6,925)	—	—	(6,925)	(10,315)	(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	—	—	(33)	8	(2)

Net debt	17,628	108	(22)	17,714	5,194	8,274

a) Principal financing transactions during the year

The table below shows the movement in total debt during the period:

		Cash flows from financing activities			Non-cash items
(€ million)	December 31, 2017	Repayments	New borrowings	Other cash flows	Currency translation differences	Reclassification from non-current to current	Other items(a)	December 31, 2018
Long-term debt	14,326	(16)	9,677		109	(2,119)	30	22,007
Short-term debt and current portion of long-term debt	1,275	(771)	—	(168)	140	2,119	38	2,633
Interest rate and currency derivatives used to manage debt	(133)	—	—	—	28		51	(54)

Total debt	15,468	(787)	9,677	(168)	277	—	119	24,586

(a)	Includes fair value remeasurements.

In March 2018, an €8 billion bond issue was carried out under the Sanofi Euro Medium Term Notes (EMTN) program, in six tranches:

•	€1 billion of floating-rate bonds maturing March 2020, with quarterly coupons and bearing interest at an annual rate of 3-month Euribor plus 15 basis points;

•	€500 million of fixed-rate bonds maturing March 2020, with annual coupons and bearing interest at an annual rate of 0.000%;

•	€1.75 billion of fixed-rate bonds maturing March 2023, with annual coupons and bearing interest at an annual rate of 0.500%;

•	€1.5 billion of fixed-rate bonds maturing March 2026, with annual coupons and bearing interest at an annual rate of 1.000%;

•	€2 billion of fixed-rate bonds maturing March 2030, with annual coupons and bearing interest at an annual rate of 1.375%;

•	€1.25 billion of fixed-rate bonds maturing March 2038, with annual coupons and bearing interest at an annual rate of 1.875%.

In June 2018, Sanofi carried out a $2 billion bond issue under its shelf registration statement program, in two tranches:

•	$1 billion of fixed-rate bonds maturing June 2023, with half-yearly coupons and bearing interest at an annual rate of 3.375%;

•	$1 billion of fixed-rate bonds maturing June 2028, with half-yearly coupons and bearing interest at an annual rate of 3.625%.

A €750 million bond issue carried out in September 2014 was redeemed on maturity on September 10, 2018.

Sanofi also had two syndicated credit facilities of €4 billion each in place as of December 31, 2018 in order to manage its liquidity in connection with current operations. Sanofi has no further extension options for those credit facilities.

b) Net debt by type, at value on redemption

	2018			2017			2016
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	21,983	2,181	24,164	14,195	820	15,015	16,657	823	17,480
Other bank borrowings	57	176	233	81	203	284	61	715	776
Finance lease obligations	18	4	22	20	11	31	34	19	53
Other borrowings	13	3	16	13	4	17	13	4	17
Bank credit balances	—	249	249	—	237	237	—	203	203
Interest rate and currency derivatives used to manage debt	—	(12)	(12)	(3)	(80)	(83)	(9)	29	20

Total debt	22,071	2,601	24,672	14,306	1,195	15,501	16,756	1,793	18,549

Cash and cash equivalents	—	(6,925)	(6,925)	—	(10,315)	(10,315)	—	(10,273)	(10,273)
Interest rate and currency derivatives used to manage cash and cash equivalents	—	(33)	(33)	—	8	8	—	(2)	(2)

Net debt	22,071	(4,357)	17,714	14,306	(9,112)	5,194	16,756	(8,482)	8,274

Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program are as follows:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount (€ million)
Sanofi	XS0456451771	October 2009	October 2019	4.125%	800
Sanofi	FR0011560333	September 2013	September 2020	1.875%	1,000
Sanofi	FR0011625433	November 2013	November 2023	2.50%	1,000
Sanofi	FR0012146777	September 2014	March 2022	1.125%	1,000
Sanofi	FR0012146801	September 2014	September 2026	1.75%	1,510
Sanofi	FR0012969012	September 2015	March 2019	E3M + 0.30%	750
Sanofi	FR0012969020	September 2015	September 2021	0.875%	500
Sanofi	FR0012969038	September 2015	September 2025	1.50%	750
Sanofi	FR0013143989	April 2016	April 2019	0%	500
Sanofi	FR0013143997	April 2016	April 2024	0.625%	600
Sanofi	FR0013144003	April 2016	April 2028	1.125%	700
Sanofi	FR0013201613	September 2016	January 2020	0%	1,000
Sanofi	FR0013201621	September 2016	September 2022	0%	850
Sanofi	FR0013201639	September 2016	January 2027	0.5%	1,150
Sanofi	FR0013324316	March 2018	March 2020	E3M + 0.15%	1,000
Sanofi	FR0013324324	March 2018	March 2020	0%	500
Sanofi	FR0013324332	March 2018	March 2023	0.5%	1,750
Sanofi	FR0013324340	March 2018	March 2026	1%	1,500
Sanofi	FR0013324357	March 2018	March 2030	1.375%	2,000
Sanofi	FR0013324373	March 2018	March 2038	1.875%	1,250

Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

Issuer	ISIN code	Issue date	Maturity	Annual interest rate	Amount ($ million)
Sanofi	US80105NAG07	March 2011	March 2021	4%	2,000
Genzyme Corp.(a)	US372917AS37	June 2010	June 2020	5%	500
Sanofi	US801060AC87	June 2018	June 2023	3.375%	1,000
Sanofi	US801060AD60	June 2018	June 2028	3.625%	1,000

(a)	Bonds issued by Genzyme Corp. prior to its acquisition by Sanofi in 2011.

The line “Other borrowings” mainly comprises:

•	participating shares issued between 1983 and 1987, of which 82,698 remain outstanding, with a nominal amount of €13 million.

The Series A participating shares issued in 1989 were repurchased in 2018 for €1.3 million and then cancelled by the Board of Directors.

In order to manage its liquidity needs for current operations, Sanofi has:

•	a syndicated credit facility of €4 billion, drawable in euros and in US dollars, due to expire on December 17, 2020 following the exercise of a second extension option in November 2015;

•	a syndicated credit facility of €4 billion, drawable in euros and in US dollars, due to expire on December 3, 2021 following the exercise of a second extension option in November 2016.

Sanofi also has a €6 billion Negotiable European Commercial Paper program in France and a $10 billion Commercial Paper program in the United States. During 2018 only the US program was used, with an average drawdown of $5.0 billion and a maximum drawdown of $9.5 billion. As of December 31, 2018, neither of those programs was being utilized.

The financing in place as of December 31, 2018 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

c) Debt by maturity, at value on redemption

December 31, 2018		Current	Non-current
(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Bond issues	24,164	2,181	3,936	2,243	1,850	3,622	10,332
Other bank borrowings	233	176	15	3	3	28	8
Finance lease obligations	22	4	3	3	3	4	5
Other borrowings	16	3	—	—	—	—	13
Bank credit balances	249	249	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(12)	(12)	—	—	—	—	—

Total debt	24,672	2,601	3,954	2,249	1,856	3,654	10,358

Cash and cash equivalents	(6,925)	(6,925)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(33)	(33)	—	—	—	—	—

Net debt	17,714	(4,357)	3,954	2,249	1,856	3,654	10,358

December 31, 2017		Current	Non-current
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Bond issues	15,015	820	2,050	2,417	2,168	1,850	5,710
Other bank borrowings	284	203	8	25	4	4	40
Finance lease obligations	31	11	3	2	3	3	9
Other borrowings	17	4	—	—	—	—	13
Bank credit balances	237	237	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	(83)	(80)	(2)	(1)	—	—	—

Total debt	15,501	1,195	2,059	2,443	2,175	1,857	5,772

Cash and cash equivalents	(10,315)	(10,315)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	8	8	—	—	—	—	—

Net debt	5,194	(9,112)	2,059	2,443	2,175	1,857	5,772

December 31, 2016		Current	Non-current
(€ million)	Total	2017	2018	2019	2020	2021	2022 and later
Bond issues	17,480	823	2,174	2,050	2,475	2,398	7,560
Other bank borrowings	776	715	16	8	14	—	23
Finance lease obligations	53	19	13	2	2	3	14
Other borrowings	17	4	—	—	—	—	13
Bank credit balances	203	203	—	—	—	—	—
Interest rate and currency derivatives used to manage debt	20	29	(6)	(3)	—	—	—

Total debt	18,549	1,793	2,197	2,057	2,491	2,401	7,610

Cash and cash equivalents	(10,273)	(10,273)	—	—	—	—	—
Interest rate and currency derivatives used to manage cash and cash equivalents	(2)	(2)	—	—	—	—	—

Net debt	8,274	(8,482)	2,197	2,057	2,491	2,401	7,610

As of December 31, 2018, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, of which half expires in 2020 and half in 2021.

As of December 31, 2018, no single counterparty represented more than 7% of Sanofi’s undrawn confirmed credit facilities.

d) Debt by interest rate, at value on redemption

The table below splits net debt between fixed and floating rate, and by maturity or contractual repricing date, as of December 31, 2018. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Fixed-rate debt	22,414	1,431	2,936	2,243	1,850	3,622	10,332

of which euro	18,471
of which US dollar	3,943

% fixed-rate	91%

Floating-rate debt (maturity based on contractual repricing date)	2,270	1,182	1,018	6	6	32	26

of which euro	1,800
of which US dollar	27

% floating-rate	9%

Debt	24,684	2,613	3,954	2,249	1,856	3,654	10,358

Cash and cash equivalents	(6,925)	(6,925)

of which euro	(3,244)
of which US dollar	(3,109)

% floating-rate	100%

Net debt	17,759	(4,312)	3,954	2,249	1,856	3,654	10,358

Sanofi issues debt in two currencies, the euro and the US dollar, and also invests its cash and cash equivalents in those currencies. Sanofi also operates cash pooling arrangements to manage the surplus cash and short-term liquidity needs of foreign subsidiaries located outside the euro zone.

To optimize the cost of debt or reduce the volatility of debt and manage its exposure to financial foreign exchange risk, Sanofi uses derivative instruments (interest rate swaps, cross currency swaps, currency swaps and forward contracts) that alter the fixed/floating rate split and the currency split of its net debt:

(€ million)	Total	2019	2020	2021	2022	2023	2024 and later
Fixed-rate debt	18,864	(119)	2,936	2,243	(150)	3,622	10,332

of which euro	14,921
of which US dollar	3,943

% fixed-rate	76%

Floating-rate debt (maturity based on contractual repricing date)	5,808	2,720	1,018	6	2,006	32	26

of which euro	2,527
of which US dollar	1,362
of which Japanese yen	761

% floating-rate	24%

Debt	24,672	2,601	3,954	2,249	1,856	3,654	10,358

Cash and cash equivalents	(6,958)	(6,958)

of which euro	(936)
of which US dollar	(3,109)
of which Singapore dollar	(1,833)
of which Chinese yuan renminbi	(416)

% floating-rate	100%

Net debt	17,714	(4,357)	3,954	2,249	1,856	3,654	10,358

The table below shows the fixed/floating rate split of net debt at value on redemption after taking account of derivative instruments as of December 31, 2017 and 2016:

(€ million)	2017	%	2016	%
Fixed-rate debt	9,746	63%	13,651	74%
Floating-rate debt	5,755	37%	4,898	26%

Debt	15,501	100%	18,549	100%

Cash and cash equivalents	(10,307)		(10,275)

Net debt	5,194		8,274

The weighted average interest rate on debt as of December 31, 2018 was 1.6% before derivative instruments and 1.8% after derivative instruments. Cash and cash equivalents were invested as of December 31, 2018 at an average rate of 1.5% before derivative instruments and 2.4% after derivative instruments.

The projected full-year sensitivity of net debt to interest rate fluctuations for 2019 is as follows:

Change in short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	11	—
+25 bp	3	—
-25 bp	(3)	—
-100 bp	(11)	—

e) Debt by currency, at value on redemption

The table below shows net debt by currency at December 31, 2018, before and after derivative instruments contracted to convert the foreign-currency net debt of exposed entities into their functional currency:

(€ million)	Before derivative instruments	After derivative instruments
Euro	17,028	16,511
US dollar	861	2,197
Singapore dollar	(2)	(1,833)
Japanese yen	(1)	761
Chinese yuan renminbi	(17)	(416)
Other currencies	(110)	494

Net debt	17,759	17,714

The table below shows net debt by currency at December 31, 2017 and 2016, after derivative instruments contracted to convert the foreign currency net debt of exposed entities into their functional currency:

(€ million)	2017	2016
Euro	3,410	4,556
US dollar	4,683	4,907
Other currencies	(2,899)	(1,189)

Net debt	5,194	8,274

f) Market value of net debt

The market value of Sanofi’s debt, net of cash and cash equivalents and derivatives and excluding accrued interest, is as follows:

(€ million)	2018	2017	2016
Market value	18,003	5,650	8,690
Value on redemption	17,714	5,194	8,274

The fair value of debt is determined by reference to quoted market prices at the balance sheet date in the case of quoted instruments (level 1 in the IFRS 7 hierarchy, see Note D.12.), and by reference to the fair value of interest rate and currency derivatives used to manage net debt (level 2 in the IFRS 7 hierarchy, see Note D.12.).

g) Future contractual cash flows relating to debt and related derivatives

The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2018	Total	Payments due by period
(€ million)		2019	2020	2021	2022	2023	2024 and later
Debt	26,881	2,855	4,300	2,519	2,088	3,856	11,263

Principal	24,550	2,477	3,955	2,250	1,858	3,653	10,357
Interest(a)	2,331	378	345	269	230	203	906

Net cash flows related to derivative instruments	(50)	(45)	(8)	(1)	4	—	—

Total	26,831	2,810	4,292	2,518	2,092	3,856	11,263

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2018.

Future contractual cash flows are shown on the basis of the carrying amount in the balance sheet at the reporting date, without reference to any subsequent management decision that might materially alter the structure of Sanofi’s debt or its hedging policy.

The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2017 and 2016:

December 31, 2017	Payments due by period
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Debt	16,682	1,441	2,301	2,650	2,307	1,950	6,033

Principal	15,509	1,201	2,062	2,444	2,175	1,857	5,770
Interest(a)	1,173	240	239	206	132	93	263

Net cash flows related to derivative instruments	(127)	(118)	(28)	1	8	10	—

Total	16,555	1,323	2,273	2,651	2,315	1,960	6,033

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2017.

December 31, 2016	Payments due by period
(€ million)	Total	2017	2018	2019	2020	2021	2022 and later
Debt	19,937	1,951	2,477	2,304	2,708	2,537	7,960

Principal	18,451	1,678	2,217	2,054	2,491	2,401	7,610
Interest(a)	1,486	273	260	250	217	136	350

Net cash flows related to derivative instruments	(75)	(13)	(33)	(29)	(2)	1	1

Total	19,862	1,938	2,444	2,275	2,706	2,538	7,961

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2016.